Intangible assets (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
The changes in acquisition cost, accumulated amortization and accumulated impairment losses of intangible assets are as follows:

Asset class	As of March 31, 2024	Additions (not by business combination)	Additions (business combination)(1)	Additions (transferred from PP&E)	Disposals	As of March 31, 2025
Acquisition cost
Internally generated intangible assets	¥1,328	¥524	¥—	¥100	¥(35)	¥1,917
Goodwill	—	—	1,117	—	—	1,117
Trademark / Trade Name	—	—	10	—	—	10
Customer Relationships	—	—	170	—	—	170
Developed Technology	—	—	70	—	—	70
Licenses	—	—	—	—	—	—
Others	3	—	—	—	(1)	2
Total	¥1,331	¥524	¥1,367	¥100	¥(36)	¥3,286

Asset class	As of March 31, 2025	Additions (not by business combination)	Additions (business combination)(2)	Disposals	Others	As of March 31, 2026
Acquisition cost
Internally generated intangible assets	¥1,917	¥1,081	¥—	¥(220)	¥—	¥2,778
Goodwill	1,117	—	8,310	—	74	9,501
Trademark / Trade Name	10	—	123	—	5	138
Customer Relationships	170	—	738	—	31	939
Developed Technology	70	—	668	—	28	766
Licenses	—	—	562	—	23	585
Others	2	—	—	—	—	2
Total	¥3,286	¥1,081	¥10,401	¥(220)	¥161	¥14,709

Asset class	As of March 31, 2024	Amortization(3)	Sales and disposals	As of March 31, 2025
Accumulated depreciation and impairment loss
Internally generated intangible assets	¥(541)	¥(217)	¥1	¥(757)
Goodwill	—	—	—	—
Trademark / Trade Name	—	—	—	—
Customer Relationships	—	—	—	—
Developed Technology	—	—	—	—
Licenses	—	—	—	—
Others	(3)	—	1	(2)
Total	¥(544)	¥(217)	¥2	¥(759)

Asset class	As of March 31, 2025	Amortization(3)	Sales and disposals	Foreign currency translation	As of March 31, 2026
Accumulated depreciation and impairment loss
Internally generated intangible assets	¥(757)	¥(263)	¥—	¥—	¥(1,020)
Goodwill	—	—	—	—	—
Trademark / Trade Name	—	(2)	—	—	(2)
Customer Relationships	—	(35)	—	—	(35)
Developed Technology	—	(53)	—	—	(53)
Licenses	—	—	—	—	—
Others	(2)	—	—	—	(2)
Total	¥(759)	¥(353)	¥—	¥—	¥(1,111)

Carrying amount (In millions)	As of March 31, 2024	As of March 31, 2025	As of March 31, 2026
Internally generated intangible assets	¥788	¥1,162	¥1,759
Goodwill	—	1,117	9,502
Trademark/Trade Name	—	10	136
Customer Relationships	—	170	904
Developed Technology	—	70	713
Licenses	—	—	586
Others	—	—	—
Total	¥788	¥2,529	¥13,600
____________
(1) Goodwill was recognized in the year ended March 31, 2025 due to the business combination of Next Finance Tech, described in Note 6 (2) “Reverse Recapitalization and Acquisitions of subsidiaries.”
(2) Goodwill was recognized in the year ended March 31, 2026 due to the business combination of Aplo and 3iQ, described in Note 6 (3) and (4) “Reverse Recapitalization and Acquisitions of subsidiaries.”
(3) Intangible assets with definite useful lives are amortized over their useful lives. The amortization of intangible assets is included in “Selling, general and administrative expenses” in the consolidated statements of profit or loss and other comprehensive income.
(4) There were no intangible assets with restricted ownership or that are pledged as collateral as of March 31, 2025 and 2026.
(5) Crypto assets held (non-current assets) recognized as intangible assets are described in Note 13 “Crypto assets held.”

Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit	The carrying amounts before impairment of goodwill and intangible assets with indefinite useful lives are allocated to the following CGUs.

	As of March 31,	As of As of March 31,
(Unit： In millions)	2025	2026
Aplo	¥—	¥2,345
Next Finance Tech	1,117	1,117
3iQ	—	6,754
Total	¥1,117	¥10,216

Disclosure of information for cash-generating units
Discount rates pre-tax used for calculating the value in use for each CGU

	As of As of March 31,	As of As of March 31,
	2025	2026
Aplo	—%	77.7%
Next Finance Tech	59.6%	34.1%
3iQ	—%	19.5%
rowth rate used for calculating the operating future cash flows

	As of March 31,	As of March 31,
	2025	2026
Aplo	—%	4.0%
Next Finance Tech	4.0%	4.0%
3iQ	—%	2.0%